SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2022
Subsequent Events
SUBSEQUENT EVENTS
17.	SUBSEQUENT EVENTS

As disclosed in Note 1, a series of transactions related to our December 2021 Business Combination Agreement closed on July 22, 2022.

For its unaudited interim financial statements as of June 30, 2022 and the six months then ended, the Company has evaluated the effects of subsequent events through August 12, 2022, which is the date that these unaudited interim financial statements were issued.